Related Party Transactions (Q3) (Details) - USD ($)			3 Months Ended		9 Months Ended
	Jul. 06, 2021	Jan. 12, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Number of shares issued (shares)		20,000,000
The Offering
Related Party Transaction [Line Items]
Transaction costs	$ 500,000
Class 1 Common Stock | The Offering
Related Party Transaction [Line Items]
Number of shares issued (shares)	10,350,000
Price per share (USD per share)	$ 12.25
Proceeds from issuance of common stock	$ 126,800,000
Related Party Customer
Related Party Transaction [Line Items]
Revenue from related parties					$ 200,000	$ 200,000
Portfolio Companies
Related Party Transaction [Line Items]
Revenue from related parties			$ 100,000	$ 0	100,000	100,000
Expenses from related parties					$ 100,000	$ 100,000